UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		November 12, 2007
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		79
						----

Form 13F Information Table Value Total:		$492,613
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2 Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	-------- ---------	-------- -------------------	---------- -------- -------------------------
						Value	 Shares/ SH/	Put/	Investment Other    Voting Authority
Name of Issuer		Class	 CUSIP		(x$1000) Prn Amt Prn	Call	Discretion Managers Sole   Shared    None
--------------		-----	 -----	  	-------- ------- ---	----	---------- -------- ----   ------    ----
ALCATEL-LUCENT		COM	 013904305	12489	1226855	 SH		Sole		    937905	     288950
ALPHA NATURAL RESOURCE	COM	 02076X102	542	23350	 SH		Sole		    23350
AMERICAN COMRCL LINES	COM	 025195207	447	18850	 SH		Sole		    18850
AMERICAN INTL GROUP	COM	 026874107	25276	373635	 SH		Sole		    257285	     116350
AMGEN INC 		COM	 031162100	20085	355050	 SH		Sole		    249550	     105500
ATWOOD OCEANICS		COM	 050095108	559	7300	 SH		Sole		    7300
AVID TECHNOLOGY INC	COM	 05367P100	1591	58750	 SH		Sole		    50350	     8400
AVNET INC		COM	 053807103	2614	65575	 SH		Sole		    23275	     42300
BAKER HUGHES INTL	COM	 057224107	879	9730	 SH		Sole		    9730
BARR PHARMACEUTICALS	COM	 068306109	1004	17650	 SH		Sole		    17650
BEARINGPOINT INC	COM	 074002106	363	89600	 SH		Sole		    89600
BOSTON SCIENTIFIC CORP	COM	 101137107	18075	1295696	 SH		Sole		    906400	     389296
BROCADE COMMUNCTN SYS	COM	 111621306	540	63100	 SH		Sole		    63100
CABOT MICROELECTRONICS	COM	 12709P103	353	8250	 SH		Sole		    8250
CAPITAL ONE FINANCIAL 	COM	 14040H105	17480	263130	 SH		Sole		    180177	     82953
CHARLES RIVER LABS INTL	COM	 159864107	679	12100	 SH		Sole		    12100
CHARMING SHOPPES	COM	 161133103	470	55950	 SH		Sole		    55950
CISCO SYSTEMS INC	COM	 17275R102	888	26800	 SH		Sole		    26800
CITIGROUP INC		COM	 172967101	21950	470315	 SH		Sole		    319115	     151200
COMCAST CORP		COM	 20030N101	12831	530661	 SH		Sole		    372028	     158633
CONSECO INC		COM	 208464883	13450	840650	 SH		Sole		    578150	     262500
COOPER COMPANIES	COM	 216648402	467	8900	 SH		Sole		    8900
COTT CORP		COM	 22163N106	326	40900	 SH		Sole		    40900
COVIDIEN LTD		COM	 G2552X108	8069	194431	 SH		Sole		    132503	     61928
CROWN HOLDINGS INC	COM	 228368106	489	21500	 SH		Sole		    21500
CUMULUS MEDIA INC	COM	 231082108	265	25975	 SH		Sole		    25975
CYTEC INDS INC		COM	 232820100	592	8650	 SH		Sole		    8650
DEL MONTE FOODS CO	COM	 24522P103	438	41700	 SH		Sole		    41700
DELL INC		COM	 24702R101	22961	831915	 SH		Sole		    572715	     259200
EBAY INC		COM	 278642103	1018	26100	 SH		Sole		    26100
ELI LILLY  & CO		COM	 532457108	2269	39850	 SH		Sole		    16150	     23700
EMC CORP		COM	 268648102	22019	1058605	 SH		Sole		    713655	     344950
ENTERCOM COMMUNICATION	COM	 293639100	316	16350	 SH		Sole		    16350
ESTERLINE TECHNOLOGIES	COM	 297425100	394	6900	 SH		Sole		    6900
FAIR ISAAC & CO		COM	 303250104	1466	40600	 SH		Sole		    40600
FANNIE MAE		COM	 313586109	22224	365461	 SH		Sole		    240110	     125351
FEDEX CORP		COM	 31428X106	1406	13424	 SH		Sole		    11474	     1950
FLEETWOOD ENTERPRISES	COM	 339099103	509	59475	 SH		Sole		    59475
FOOT LOCKER INC		COM	 344849104	1314	85725	 SH		Sole		    85725
FREDDIE MAC		COM	 313400301	15449	261810	 SH		Sole		    177010	     84800
HERCULES INC		COM	 427056106	508	24150	 SH		Sole		    24150
HOME DEPOT INC		COM	 437076102	12404	382375	 SH		Sole		    264975	     117400
INTEL CORP		COM	 458140100	996	38500	 SH		Sole		    38500
JACKSON HEWITT TAX SVC	COM	 468202106	506	18100	 SH		Sole		    18100
KENNAMETAL INC		COM	 489170100	462	5500	 SH		Sole		    5500
LOWE'S COMPANIES INC	COM	 548661107	850	30350	 SH		Sole		    30350
MEDTRONIC INC 		COM	 585055106	818	14500	 SH		Sole		    14500
MICROSOFT CORP		COM	 594918104	17623	598202	 SH		Sole		    408852	     189350
MOLSON COORS BREWING	COM	 60871R209	21227	212970	 SH		Sole		    140120	     72850
MUELLER WATER B		COM	 624758207	303	27553	 SH		Sole		    27553
NAUTILUS INC		COM	 63910B102	284	35600	 SH		Sole		    35600
NELNET INC.		COM	 64031N108	343	18800	 SH		Sole		    18800
NIKE CORP		COM	 654106103	1024	17450	 SH		Sole		    17450
NOVARTIS AG ADR		COM	 66987V109	1097	19960	 SH		Sole		    19960
OMNICARE INC 		COM	 681904108	17295	522046	 SH		Sole		    360000	     162046
ORACLE CORP		COM	 68389X105	17684	816800	 SH		Sole		    563950	     252850
RC2 CORP		COM	 749388104	291	10500	 SH		Sole		    10500
RENAISSANCERE HOLD LTD	COM	 G7496G103	594	9075	 SH		Sole		    9075
RENT-A-CENTER INC	COM	 76009N100	10396	573398	 SH		Sole		    389050	     184348
SANMINA-SCI CORP	COM	 800907107	453	213900	 SH		Sole		    213900
SANOFI-AVENTIS		COM	 80105N105	17728	417920	 SH		Sole		    327370	     90550
SCHOLASTIC CORP		COM	 807066105	622	17850	 SH		Sole		    17850
SECURITY CAPITAL ASSUR	COM	 G8018D107	385	16850	 SH		Sole		    16850
SIMPSON MANUFACTURING	COM	 829073105	387	12150	 SH		Sole		    12150
SPEEDWAY MOTORSPORTS	COM	 847788106	409	11050	 SH		Sole		    11050
SPRINT NEXTEL CORP	COM	 852061100	21262	1119030	 SH		Sole		    763480	     355550
SYMANTEC CORP		COM	 871503108	677	34950	 SH		Sole		    34950
SYNERON MEDICAL		COM	 M87245102	437	18500	 SH		Sole		    18500
TECH DATA CORP		COM	 878237106	554	13800	 SH		Sole		    13800
TEXAS INSTRUMENTS INC	COM	 882508104	1603	43800	 SH		Sole		    31500	     12300
TIMBERLAND CO		COM	 887100105	410	21600	 SH		Sole		    21600
TYCO ELECTRONICS LTD	COM	 G9144P105	6913	195131	 SH		Sole		    134653	     60478
TYCO INTERNATIONAL LTD	COM	 G9143X208	8951	201881	 SH		Sole		    135003	     66878
UNITEDHEALTH GROUP INC	COM	 91324P102	21884	451875	 SH		Sole		    320825	     131050
WAL-MART STORES INC	COM	 931142103	22395	513063	 SH		Sole		    354065	     158998
WALTER INDUSTRIES INC	COM	 93317Q105	416	15450	 SH		Sole		    15450
WESTERN UNION CO.	COM	 959802109	821	39150	 SH		Sole		    39150
WYNDHAM WORLDWIDE	COM	 98310W108	7671	234171	 SH		Sole		    156031	     78140
XL CAPITAL LTD		COM	 G98255105	19374	244625	 SH		Sole		    164375	     80250